Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	J&S Associate PLT
Auditor Firm ID	6743
Auditor Location	Kuala Lumpur, Malaysia
Auditor Opinion [Text Block]

Opinion on the Financial Statement

We have audited the accompanying consolidated balance sheet of Smart Logistics Global Limited and its subsidiaries (collectively, the “Company”) as of December 31, 2025 and 2024, and the related consolidated statements of operations and comprehensive income, consolidated statement of changes in shareholders’ equity, and consolidated statements of cash flows for each of the years in the three years period ended December 31, 2025, and the related notes to the consolidated financial statements and schedule (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the years in the three years period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America